Loans, allowance for loan losses and credit quality (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 BusinessDivision portfolio	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans
Number of portfolio segments	2
Number of Business Divisions	2
Gross loans	248,014	243,204
of which held at amortized cost	228,557	223,204	213,663
of which held at fair value	19,457	20,000
Net (unearned income)/deferred expenses	(91)	(59)
allowance for loan losses	(869)	(922)	(910)	(1,017)
Net loans	247,054	242,223
Impaired loan portfolio
Non-performing loans	862	859
Non-interest-earning loans	281	313
Total non-performing and non-interest-earning loans	1,143	1,172
Restructured loans	6	30
Potential problem loans	340	527
Total other impaired loans	346	557
Gross impaired loans	1,489	1,729
Foreign
Loans
Gross loans	96,022	91,978
Switzerland
Loans
Gross loans	151,992	151,226
Corporate and institutional
Loans
Gross loans	115,533	117,068
of which held at amortized cost	96,087	97,080	92,262
allowance for loan losses	(602)	(634)	(621)	(738)
Impaired loan portfolio
Non-performing loans	431	372
Non-interest-earning loans	192	213
Total non-performing and non-interest-earning loans	623	585
Restructured loans	6	30
Potential problem loans	291	453
Total other impaired loans	297	483
Gross impaired loans	920	1,068
Real estate.
Loans
Gross loans	27,312	25,801
of which held at amortized cost	26,866	25,455
Impaired loan portfolio
Non-performing loans	53	46
Non-interest-earning loans	15	5
Total non-performing and non-interest-earning loans	68	51
Restructured loans	0	0
Potential problem loans	5	15
Total other impaired loans	5	15
Gross impaired loans	73	66
Commercial and industrial loans
Loans
Gross loans	63,334	63,028
of which held at amortized cost	51,723	51,668
Impaired loan portfolio
Non-performing loans	307	268
Non-interest-earning loans	144	170
Total non-performing and non-interest-earning loans	451	438
Restructured loans	6	30
Potential problem loans	258	373
Total other impaired loans	264	403
Gross impaired loans	715	841
Financial institutions
Loans
Gross loans	21,840	25,902
of which held at amortized cost	16,034	18,438
Impaired loan portfolio
Non-performing loans	71	58
Non-interest-earning loans	33	38
Total non-performing and non-interest-earning loans	104	96
Restructured loans	0	0
Potential problem loans	28	65
Total other impaired loans	28	65
Gross impaired loans	132	161
Governments and public institutions
Loans
Gross loans	3,047	2,337
of which held at amortized cost	1,464	1,519
Consumer
Loans
Gross loans	132,481	126,136
of which held at amortized cost	132,470	126,124	121,401
allowance for loan losses	(267)	(288)	(289)	(279)
Impaired loan portfolio
Non-performing loans	431	487
Non-interest-earning loans	89	100
Total non-performing and non-interest-earning loans	520	587
Restructured loans	0	0
Potential problem loans	49	74
Total other impaired loans	49	74
Gross impaired loans	569	661
Mortgages
Loans
Gross loans	94,978	91,872
of which held at amortized cost	94,978	91,872
Impaired loan portfolio
Non-performing loans	167	154
Non-interest-earning loans	13	16
Total non-performing and non-interest-earning loans	180	170
Restructured loans	0	0
Potential problem loans	45	69
Total other impaired loans	45	69
Gross impaired loans	225	239
Loans collateralized by securities
Loans
Gross loans	31,565	27,363
of which held at amortized cost	31,565	27,363
Impaired loan portfolio
Non-performing loans	20	18
Non-interest-earning loans	71	74
Total non-performing and non-interest-earning loans	91	92
Restructured loans	0	0
Potential problem loans	4	3
Total other impaired loans	4	3
Gross impaired loans	95	95
Consumer finance
Loans
Gross loans	5,938	6,901
of which held at amortized cost	5,927	6,889
Impaired loan portfolio
Non-performing loans	244	315
Non-interest-earning loans	5	10
Total non-performing and non-interest-earning loans	249	325
Restructured loans	0	0
Potential problem loans	0	2
Total other impaired loans	0	2
Gross impaired loans	249	327
Bank
Loans
Gross loans	231,997	228,340
of which held at amortized cost	212,540	208,340	199,561
of which held at fair value	19,457	20,000
Net (unearned income)/deferred expenses	(149)	(121)
allowance for loan losses	(691)	(721)	(722)	(832)
Net loans	231,157	227,498
Impaired loan portfolio
Non-performing loans	659	637
Non-interest-earning loans	255	281
Total non-performing and non-interest-earning loans	914	918
Restructured loans	6	30
Potential problem loans	274	450
Total other impaired loans	280	480
Gross impaired loans	1,194	1,398
Bank | Foreign
Loans
Gross loans	96,184	92,901
Bank | Switzerland
Loans
Gross loans	135,813	135,439
Bank | Corporate and institutional
Loans
Gross loans	116,385	118,833
of which held at amortized cost	96,939	98,845	94,000
allowance for loan losses	(557)	(578)	(563)	(675)
Impaired loan portfolio
Non-performing loans	414	351
Non-interest-earning loans	172	188
Total non-performing and non-interest-earning loans	586	539
Restructured loans	6	30
Potential problem loans	248	407
Total other impaired loans	254	437
Gross impaired loans	840	976
Bank | Real estate.
Loans
Gross loans	24,673	23,209
of which held at amortized cost	24,227	22,864
Impaired loan portfolio
Non-performing loans	52	42
Non-interest-earning loans	13	4
Total non-performing and non-interest-earning loans	65	46
Restructured loans	0	0
Potential problem loans	5	15
Total other impaired loans	5	15
Gross impaired loans	70	61
Bank | Commercial and industrial loans
Loans
Gross loans	60,375	59,837
of which held at amortized cost	48,765	48,477
Impaired loan portfolio
Non-performing loans	291	251
Non-interest-earning loans	126	146
Total non-performing and non-interest-earning loans	417	397
Restructured loans	6	30
Potential problem loans	215	327
Total other impaired loans	221	357
Gross impaired loans	638	754
Bank | Financial institutions
Loans
Gross loans	28,473	33,624
of which held at amortized cost	22,666	26,159
Impaired loan portfolio
Non-performing loans	71	58
Non-interest-earning loans	33	38
Total non-performing and non-interest-earning loans	104	96
Restructured loans	0	0
Potential problem loans	28	65
Total other impaired loans	28	65
Gross impaired loans	132	161
Bank | Governments and public institutions
Loans
Gross loans	2,864	2,163
of which held at amortized cost	1,281	1,345
Bank | Consumer
Loans
Gross loans	115,612	109,507
of which held at amortized cost	115,601	109,495	105,561
allowance for loan losses	(134)	(143)	(159)	(157)
Impaired loan portfolio
Non-performing loans	245	286
Non-interest-earning loans	83	93
Total non-performing and non-interest-earning loans	328	379
Restructured loans	0	0
Potential problem loans	26	43
Total other impaired loans	26	43
Gross impaired loans	354	422
Bank | Mortgages
Loans
Gross loans	81,115	78,328
of which held at amortized cost	81,115	78,328
Impaired loan portfolio
Non-performing loans	144	125
Non-interest-earning loans	7	9
Total non-performing and non-interest-earning loans	151	134
Restructured loans	0	0
Potential problem loans	21	39
Total other impaired loans	21	39
Gross impaired loans	172	173
Bank | Loans collateralized by securities
Loans
Gross loans	31,472	27,248
of which held at amortized cost	31,472	27,248
Impaired loan portfolio
Non-performing loans	20	18
Non-interest-earning loans	71	74
Total non-performing and non-interest-earning loans	91	92
Restructured loans	0	0
Potential problem loans	5	3
Total other impaired loans	5	3
Gross impaired loans	96	95
Bank | Consumer finance
Loans
Gross loans	3,025	3,931
of which held at amortized cost	3,014	3,919
Impaired loan portfolio
Non-performing loans	81	143
Non-interest-earning loans	5	10
Total non-performing and non-interest-earning loans	86	153
Restructured loans	0	0
Potential problem loans	0	1
Total other impaired loans	0	1
Gross impaired loans	86	154